Summary of Significant Accounting Policies - Changes in the Allowance for Credit Losses on Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of year	$ 27,052	$ 12,115	$ 9,270
Provisions for expected credit losses	18	16,439	8,701
Deductions from allowance	(1,249)	(9,868)	(5,777)
Recoveries collected	288
Currency translation adjustments and other	(2,985)	277	(79)
Balance at end of year	23,124	27,052	12,115
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance, at beginning of year	9,132	0
Provisions for expected credit losses	2,155	1,325
Deductions from allowance	(6,049)	(3,916)
Recoveries collected	12
Currency translation adjustments and other	(108)	180
Balance, at end of year	$ 5,142	9,132	0
Impact of Adoption
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at beginning of year		8,089
Balance at end of year			8,089
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Balance, at beginning of year		$ 11,543
Balance, at end of year			$ 11,543